Financing Receivables - By Portfolio Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment item	Dec. 31, 2020 USD ($)
Financing receivables
Number of portfolio segments | segment	2
Number of classes of financing receivable | item	3
Amortized Cost	$ 13,640	$ 18,242
Allowance for credit losses:
Allowance for credit losses, beginning balance	263
Allowance for credit losses, ending balance	201	263
Client Financing Receivables
Financing receivables
Amortized Cost	12,397	15,822
Allowance for credit losses:
Allowance for credit losses, beginning balance	255	252
Write-offs	(17)	(34)
Recoveries	1	3
Additions/(releases)	(38)	34
Other	(7)	1
Allowance for credit losses, ending balance	195	255
Client Financing Receivables | Americas
Financing receivables
Amortized Cost	6,573	7,758
Allowance for credit losses:
Allowance for credit losses, beginning balance	141	142
Write-offs	(8)	(28)
Recoveries	0	0
Additions/(releases)	(19)	33
Other	(3)	(6)
Allowance for credit losses, ending balance	111	141
Client Financing Receivables | EMEA
Financing receivables
Amortized Cost	3,793	5,023
Allowance for credit losses:
Allowance for credit losses, beginning balance	77	69
Write-offs	(2)	(3)
Recoveries	0	0
Additions/(releases)	(11)	5
Other	(3)	6
Allowance for credit losses, ending balance	61	77
Client Financing Receivables | Asia Pacific
Financing receivables
Amortized Cost	2,031	3,042
Allowance for credit losses:
Allowance for credit losses, beginning balance	37	41
Write-offs	(7)	(3)
Recoveries	1	2
Additions/(releases)	(7)	(4)
Other	0	1
Allowance for credit losses, ending balance	$ 23	$ 37